SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Revenue - Cryptocurrency mining	[1]	$ 24,233,463	$ 19,390,579	$ 11,062,775
Cost - Others		17,003,414	12,719,125	7,119,125
Administrative expenses		6,149,981	11,638,691	16,707,106
Impairment losses on cryptocurrencies		1,517,172	493,617
(Gain) on sales of cryptocurrencies		(679,111)	(410,979)
Impairment on property, equipment and software		(3,001,559)	655,907	(435,767)
Subsidy income		148,577	181,620	556,186
Interest expense		(556,434)	(928,352)	(1,018,013)
Income tax expense		(69,869)	(5,321)	71,316
NET LOSS		(7,081,647)	(9,924,859)	(18,331,208)
Cash and cash equivalents		8,649	5,914
Advances to suppliers		5,851,381	6,435,899
Right-of-use assets		48,786	162,247		$ 1,000,000
Long-term investments		95,966	510,040
Current assets from discontinued operations		1,326,265	11,851,842
Lease liability		29,373	67,187
Current liabilities from discontinued operations		377,539	2,371,826
Cryptocurrencies, net, beginning		829,165
Receipt of cryptocurrencies from mining activities		4,108,372	5,455,345
Purchases of cryptocurrencies		1,066,338
Proceeds from sales of cryptocurrencies		(5,017,732)	(4,543,542)
Payment of cryptocurrencies for other expenses		(151,869)
Realized gain on sale of cryptocurrencies		679,111	410,979
Impairment loss on cryptocurrencies		(1,517,172)	(493,617)
Others		3,787
Cryptocurrencies, net, ending			829,165
Exchange of cash into USDT			3,336
Sales of cryptocurrencies			(4,454,042)
Payment of cryptocurrencies for other expenses		(151,869)	(92,836)
Other [Member]
Revenue - Cryptocurrency mining		1,729,847	837,660	869,635
Cost - Others		1,465,128	11,469	335,424
Bitcoins [Member]
Impairment losses on cryptocurrencies		48,347	87,608
Cryptocurrencies, net, beginning		174,135
Receipt of cryptocurrencies from mining activities		236,470	1,037,185
Purchases of cryptocurrencies
Proceeds from sales of cryptocurrencies		(365,664)
Realized gain on sale of cryptocurrencies		42,875	66,996
Impairment loss on cryptocurrencies		(48,347)	(87,608)
Others		(39,469)
Cryptocurrencies, net, ending			174,135
Exchange of cash into USDT
Sales of cryptocurrencies			(842,438)
Payment of cryptocurrencies for other expenses
Ether [Member]
Impairment losses on cryptocurrencies		1,464,513	406,007
Cryptocurrencies, net, beginning		654,932
Receipt of cryptocurrencies from mining activities		3,867,497	4,418,160
Purchases of cryptocurrencies		1,062,663
Proceeds from sales of cryptocurrencies		(4,652,068)
Realized gain on sale of cryptocurrencies		636,236	343,983
Impairment loss on cryptocurrencies		(1,464,513)	(406,007)
Others		26,373
Cryptocurrencies, net, ending			654,932
Exchange of cash into USDT
Sales of cryptocurrencies			(3,611,604)
Payment of cryptocurrencies for other expenses		(131,120)	(89,600)
Tether Stablecoin [Member]
Impairment losses on cryptocurrencies		187	2
Cryptocurrencies, net, beginning		98
Receipt of cryptocurrencies from mining activities		280
Purchases of cryptocurrencies		3,675
Proceeds from sales of cryptocurrencies
Realized gain on sale of cryptocurrencies
Impairment loss on cryptocurrencies		(187)	(2)
Others		16,883
Cryptocurrencies, net, ending			98
Exchange of cash into USDT			3,336
Sales of cryptocurrencies
Payment of cryptocurrencies for other expenses		(20,749)	(3,236)
Ethereum PoW [Member]
Impairment losses on cryptocurrencies		4,125
Cryptocurrencies, net, beginning
Receipt of cryptocurrencies from mining activities		4,125
Purchases of cryptocurrencies
Proceeds from sales of cryptocurrencies
Realized gain on sale of cryptocurrencies
Impairment loss on cryptocurrencies		(4,125)
Others
Cryptocurrencies, net, ending
Payment of cryptocurrencies for other expenses
Discontinued Operations [Member]
Administrative expenses		1,445,272	750,628
Impairment on property, equipment and software		1,468,014
Operating (loss) income from discontinued operations		(3,541,146)	1,837,893
Subsidy income		9,195
Other (loss)		(2,936,541)	(276)
Interest income		111	9
Interest expense		(30,895)
(Loss) income from discontinued operations before income taxes		(6,499,276)	1,837,626
Income tax expense
NET LOSS		(6,499,276)	1,837,626
Cash and cash equivalents		8,649	5,914
Advances to suppliers			105,425
Prepaid expenses			229,361
Inventories, net			15,726
Other current assets		37,015	154,572
Cryptocurrencies, net			829,165
Property, equipment and software, net		1,155,063	9,607,654
Right-of-use assets		125,538	734,258
Long-term investments			169,767
Current assets from discontinued operations		1,326,265	11,851,842
Accounts payable		187,206	1,491,924
Accrued payroll and benefits		3,065	11,447
Other payables and accrued expenses		58,572	123,027
Lease liability		128,696	745,428
Current liabilities from discontinued operations		377,539	2,371,826
Net cash (used in) provided by operating activities		(1,835,015)	4,334,828
Net cash provided by (used in) investing activities		2,746,758	(8,455,550)
Discontinued Operations [Member] | Cryptocurrency Mining [Member]
Revenue - Cryptocurrency mining		4,108,372	5,455,345
Cost - Others		3,898,171	2,767,186
Impairment losses on cryptocurrencies		1,517,172	493,617
(Gain) on sales of cryptocurrencies		(679,111)	(410,979)
Impairment loss on cryptocurrencies		(1,517,172)	(493,617)
Discontinued Operations [Member] | Other [Member]
Cost - Others			$ 17,000

[1]	Revenues by operating segments exclude intercompany transactions.